Quarterly Financial Data (Unaudited) (Details) - Selected summarized quarterly financial information (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Selected summarized quarterly financial information [Abstract]0
Revenue	$ 246,248	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 424,735	$ 93,391	$ 586,176	$ 522,931
Gross profit (loss)	169,468	140,622	32,281	9,568	(17,172)	(716,861)	(403,158)	30,963	210,083	282,367	(7,604)	165,299	(878,973)
Net gains (losses) on derivative revaluations	115,237	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	(478,480)	2,562,191	3,759,146	9,271,985
Net income (loss)	(3,163,155)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(3,712,622)	3,580,921	(9,209,548)	(3,803,829)	(6,944,665)	(4,174,325)	(8,176,662)	(13,145,078)
Net income (loss) attributable to common stockholders	$ (5,862,322)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (3,601,540)	$ 3,222,282	$ (18,590,846)	$ (3,867,949)	$ (9,850,516)	$ (4,570,114)	$ (8,978,196)	$ (22,838,053)
Net income (loss) per share – basic (in Dollars per share)						$ (0.09)	$ 0.08	$ (0.45)	$ (0.09)
Net income (loss) per share – diluted (in Dollars per share)						$ (0.09)	$ 0.03	$ (0.45)	$ (0.09)